Income tax - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax
Balance at the beginning of the year	¥ 149,094,206	¥ 57,096,996
Increases in the year	126,337,145	91,997,210
Balance at the end of the year	¥ 275,431,351	¥ 149,094,206